Segment information	12 Months Ended
Jun. 30, 2020
Segment information
Segment information

SEGMENT INFORMATION

			Exploration and
			Production						Performance						Deferred tax assets		Tax receivable		Post-retirement		Total per statement
	Mining		International		Energy		Base Chemicals		Chemicals		Group Functions		Total		and liabilities		and payable		benefit assets		of financial position
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	Rm	Rm	Rm	Rm	Rm		Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Statement of financial position
Non-current assets	27 096	26 485	17 733	13 542	47 270	67 325	50 821	141 160	116 830	126 949	9 311	6 655	269 061	382 116	31 665	8 563	—	—	467	1 274	301 193	391 953
Current assets*	2 169	1 809	2 114	2 475	23 793	19 727	72 236	19 478	43 589	25 007	28 649	8 789	172 550	77 285	—	—	5 419	730	—	—	177 969	78 015
Non-current liabilities	1 815	1 701	12 130	6 782	8 731	11 561	13 168	10 612	19 006	11 763	151 496	125 070	206 346	167 489	20 450	27 586	—	—	—	—	226 796	195 075
Current liabilities*	2 286	2 601	961	1 685	16 158	13 160	10 162	10 234	11 316	12 462	51 570	7 917	92 453	48 059	—	—	665	1 039	—	—	93 118	49 098

				Exploration and Production
	Mining			International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement
External turnover	1 343	3 222	3 446	1 829	1 815	1 610	66 994	82 977	69 110	51 868	48 113	43 269	68 333	67 389	63 986	—	60	40	190 367	203 576	181 461
Total turnover	19 891	20 876	19 797	5 204	5 184	4 198	67 901	83 803	69 773	52 683	48 813	43 951	69 197	68 296	64 887	30	78	52	214 906	227 050	202 658
Intersegmental turnover	(18 548)	(17 654)	(16 351)	(3 375)	(3 369)	(2 588)	(907)	(826)	(663)	(815)	(700)	(682)	(864)	(907)	(901)	(30)	(18)	(12)	(24 539)	(23 474)	(21 197)
(Loss)/earnings before interest and tax	2 756	4 701	5 244	1 197	(889)	(3 683)	(6 678)	16 566	14 081	(70 804)	(1 431)	918	(24 455)	(7 040)	7 853	(13 046)	(2 210)	(6 666)	(111 030)	9 697	17 747
(Loss)/earnings attributable to owners of Sasol Limited	1 679	3 021	3 336	409	(1 800)	(4 168)	(4 784)	11 970	8 558	(51 334)	1 622	2 075	(16 713)	(3 516)	7 434	(20 366)	(6 999)	(8 506)	(91 109)	4 298	8 729
Effect of remeasurement items**	113	45	34	(30)	1 976	4 241	11 987	247	971	70 670	3 190	4 512	27 863	13 182	103	231	5	40	110 834	18 645	9 901
Depreciation and amortisation	2 080	1 805	1 677	1 478	1 582	1 465	5 333	5 331	4 817	6 481	4 788	4 422	6 322	3 739	3 299	881	723	745	22 575	17 968	16 425
Statement of cash flows
Cash flow from operations (note 33)	5 143	7 025	6 877	3 238	2 528	2 665	12 980	23 247	17 158	5 954	6 343	9 017	11 343	9 743	12 303	(2 112)	102	(1 382)	36 546	48 988	46 638
Additions to non-current assets***	2 859	2 912	3 729	1 389	1 086	2 525	5 380	7 484	6 650	10 697	23 065	20 299	13 961	20 403	19 384	878	850	797	35 164	55 800	53 384
Other disclosures
Capital commitments**	2 352	2 372	2 640	3 597	19 795	18 811	9 237	10 390	10 320	11 013	16 504	21 125	5 326	10 434	16 432	425	600	599	31 950	60 095	69 927

*Includes assets/liabilities in disposal groups held for sale.

**Excludes equity accounted investments.

***Includes capital accruals.

GEOGRAPHIC SEGMENT INFORMATION

	Mining			Exploration and Production International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
External turnover*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
– South Africa	—	—	—	—	—	—	62 568	77 345	65 827	20 696	22 561	21 336	1 264	1 049	1 297	—	—	—	84 528	100 955	88 460
– Rest of Africa	—	—	—	488	652	341	3 792	4 665	3 282	2 483	2 573	2 142	1 013	900	790	—	24	—	7 776	8 814	6 555
– Europe	1 158	2 819	2 691	655	924	985	634	967	1	8 494	7 324	7 037	33 339	33 168	33 008	—	—	—	44 280	45 202	43 722
– North America	—	—	—	686	239	284	—	—	—	11 498	8 039	5 894	19 869	19 459	16 926	—	—	—	32 053	27 737	23 104
– South America	—	—	—	—	—	—	—	—	—	721	584	513	1 292	1 501	1 415	—	—	—	2 013	2 085	1 928
– Asia, Australasia and Middle East	185	403	755	—	—	—	—	—	—	7 976	7 032	6 347	11 556	11 312	10 550	—	36	40	19 717	18 783	17 692
						—
Total operations	1 343	3 222	3 446	1 829	1 815	1 610	66 994	82 977	69 110	51 868	48 113	43 269	68 333	67 389	63 986	—	60	40	190 367	203 576	181 461

*The analysis of turnover is based on the location of the customer.

	Mining			Exploration and Production International			Energy			Base Chemicals			Performance Chemicals			Group Functions			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
(Loss)/earnings before interest and tax*	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
– South Africa	2 570	3 273	3 796	1 001	1 458	1 008	(8 098)	15 243	13 064	(14 756)	(843)	(3 213)	(2 743)	449	1 547	(14 107)	(1 004)	(7 617)	(36 133)	18 576	8 585
– Rest of Africa	—	—	—	(84)	164	(1 282)	1 423	259	926	(280)	120	416	71	189	22	691	(25)	553	1 821	707	635
– Europe	160	1 249	1	185	223	194	(338)	14	—	57	526	812	(742)	2 754	3 530	783	251	345	105	5 017	6 012
– North America	—	—	131	98	(2 739)	(3 595)	59	—	(1 010)	(55 160)	(1 724)	430	(21 370)	(11 844)	1 809	65	(1 436)	50	(76 308)	(17 743)	(2 316)
– South America	—	—	—	—	—	—	—	—	—	(114)	7	141	(77)	111	138	—	—	—	(191)	118	279
– Asia, Australasia and Middle East	26	179	—	(3)	5	(8)	276	1 050	1	(551)	483	2 332	406	1 301	807	(478)	4	3	(324)	3 022	4 552
			31						101
			7
Total operations**	2 756	4 701	5 244	1 197	(889)	(3 683)	(6 678)	16 566	14 081	(70 804)	(1 431)	918	(24 455)	(7 040)	7 853	(13 046)	(2 210)	(6 666)	(111 030)	9 697	17 747

*Includes equity accounted profits/(losses) remeasurement items and once-off share-based payment expenses.

**Sasol adopted IFRS 16 with effect from 1 July 2019 using the modified retrospective approach, comparative numbers have not been restated.

Non-current assets

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
– South Africa	111 549	147 688	143 493
– Rest of Africa	18 896	19 323	18 443
– Europe	18 948	15 944	15 389
– North America	107 700	189 560	165 742
– South America	1	1	1
– Asia, Australasia and Middle East	11 967	9 600	9 316
Total operations	269 061	382 116	352 384
Deferred tax asset	31 665	8 563	4 096
Post-retirement benefit assets	467	1 274	1 498
Total non-current assets	301 193	391 953	357 978

REPORTING SEGMENTS

The group has six main reportable segments that reflects the structure used by the President and Chief Executive Officer to make key operating decisions and assess performance. The group’s reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market (referred to as business segments). The group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol is the President and Chief Executive Officer.

Operating business units

Mining

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Synfuels, for utility purposes to Sasolburg Operations; and to third parties in the export market.

Mining sells coal under both long- and short-term contracts at a price determinable from the agreements. Turnover is recognised upon delivery of the coal to the customer, which, in accordance with the related contract terms is the point at which the control passes to the customer. Prices are fixed or determinable and collectability is probable.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

The related costs of sales are recognised in the same period as the supply of the coal and include any shipping and handling costs incurred. All inter-segment sales are conducted at market related prices.

Exploration and Production International

Exploration and Production International (E&PI) develops and manages the group’s upstream interests in oil and gas exploration and production in Mozambique, South Africa, Canada and Gabon.

E&PI sells Mozambican gas under long-term contracts to both Sasol and external customers, condensate on short-term contracts and Canadian gas into the market at spot prices. Oil is sold to customers under annual contracts. Prices are determinable from the agreements and on the open market.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:

•Gas reaches the inlet coupling of the customer’s pipeline.

•Condensate is loaded onto the customer’s truck.

•Oil passes into the inlet flange of the customer vessel’s intake pipe.

These are the points when the customer controls the gas, condensate, or oil, or directs the use of it. The customer is responsible for transportation and handling costs in terms of gas, condensate and oil.

Strategic business units

Performance Chemicals

Performance Chemicals markets commodity and differentiated performance chemicals. The key product lines are organics, waxes and advanced materials. These are produced in various Sasol production facilities around the world.

Base Chemicals

Base Chemicals markets commodity chemicals based on the group’s upstream Fischer-Tropsch, ethylene, propylene and ammonia value chains. The key product lines are polymers, solvents and ammonia-based explosives and fertilisers. These are produced in various Sasol production facilities around the world.

The Base and Performance Chemicals businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised upon delivery which, in accordance with the related contract terms, is the point at which control transfer to the customer. Prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.

Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.

Carriage Paid To (CPT); Cost Insurance Freight	Products — CPT: At the point in time when the product is delivered to a specified location or main carrier.

(CIF); Carriage and	Products — CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Insurance Paid (CIP); and Cost Freight Railage (CFR)

Carriage, freight and insurance: Over the period of transporting the products to the customer’s nominated place — where the seller is responsible for carriage, freight and insurance costs, which are included in the contract.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.

Delivered at Place	At the point in time when products are delivered to and signed for by the customer.

Consignment Sales	As and when products are consumed by the customer.

Energy

Energy is responsible for the sales and marketing of liquid fuels, pipeline gas and electricity. In South Africa, Energy sells approximately nine billion liters of liquid fuels annually, blended from fuel components produced by the Secunda Synfuels operations, crude oil refined at Natref, as well as some products purchased from other refiners. Energy markets approximately 55 billion standard cubic feet (bscf) of natural and methane-rich gas a year.

Energy sells liquid fuel products under both short- and long-term agreements for both retail sales and commercial sales, including sales to other oil companies. The prices for retail sales are regulated and fixed by South African law. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover for the supply of fuel is based on measurement through a flow-meter into customers’ tanks. Turnover is derived from the sale of goods produced by the operating facilities and is recognised when, in accordance with the related contract terms, control passes to the customer. Prices are fixed or determinable and collectability is probable. Shipping and handling costs are included in turnover when billed to customers in conjunction with the sale of the products. Turnover is also derived from the rendering of engineering services to external partners in joint ventures upon the proof of completion of the service.

Gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Gas analysis and tests of the specifications and content are performed prior to delivery.

Turnover is recognised under the following arrangements:

Service/good	Delivery terms	Control passes to the customer:
Sale of fuel	On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the customer pipeline.

	Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.

	Carriage Paid To	Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place — where the seller is responsible for freight costs, which are included in the contract.

Sale of gas	On-delivery	At the point in time when the gas has reached the inlet coupling of the customer’s pipeline.

Sale of electricity	On-delivery	At the point in time when the electricity passes through the supply points to the customer’s transmission line.

The Energy business also develops, implements and manages the group’s international business ventures based on Sasol’s proprietary gas-to-liquids (GTL) technology. Sasol holds 49% in ORYX GTL in Qatar. We disposed of our indirect shareholding in Escravos GTL (EGTL) in Nigeria during June 2020.

Group Functions

Group Functions includes head office and centralised treasury operations.